UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22752

Nuveen Intermediate Duration Municipal Term Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         2/28/15

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen Intermediate Duration Municipal Term Fund (NID)
	February 28, 2015 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 124.2% (99.8% of Total Investments)

	MUNICIPAL BONDS – 124.2% (99.8% of Total Investments)

	Alabama – 3.2% (2.6% of Total Investments)
$ 235	Jefferson County Public Building Authority, Alabama, Lease Revenue Warrants, Series 2006,	4/16 at 100.00	B1	$ 234,076
	5.125%, 4/01/21 – AMBAC Insured
7,000	Jefferson County, Alabama, General Obligation Refunding Warrants, Series 2003A, 5.000%,	4/15 at 100.00	AA–	7,003,010
	4/01/22 – NPFG Insured
665	Jefferson County, Alabama, General Obligation Warrants, Series 2004A, 5.000%, 4/01/18 –	4/15 at 100.00	AA–	665,831
	NPFG Insured
	Jefferson County, Alabama, Limited Obligation School Warrants, Education Tax Revenue Bonds,
	Series 2004A:
625	5.250%, 1/01/16	7/15 at 100.00	BBB	627,344
10,000	5.250%, 1/01/20	7/15 at 100.00	BBB	10,037,500
200	5.500%, 1/01/22 – AGM Insured	7/15 at 100.00	AA	200,520
2,000	5.250%, 1/01/23	7/15 at 100.00	BBB	2,007,500
20,725	Total Alabama			20,775,781
	Alaska – 0.3% (0.2% of Total Investments)
2,000	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	6/15 at 100.00	B2	1,767,960
	Series 2006A, 5.000%, 6/01/32
	Arizona – 1.4% (1.2% of Total Investments)
1,000	Arizona Health Facilities Authority, Health Care Facilities Revenue Bonds, The Beatitudes Campus	10/16 at 100.00	N/R	1,010,670
	Project, Series 2006, 5.100%, 10/01/22
2,000	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children’s Hospital,	2/22 at 100.00	BBB+	2,234,120
	Refunding Series 2012A, 5.000%, 2/01/27
	Downtown Phoenix Hotel Corporation, Arizona, Senior Revenue Bonds, Series 2005A:
260	4.125%, 7/01/19 – FGIC Insured	No Opt. Call	Ba1	264,355
200	5.250%, 7/01/22 – FGIC Insured	1/16 at 100.00	Ba1	204,696
300	5.250%, 7/01/25 – FGIC Insured	No Opt. Call	Ba1	306,537
700	Estrella Mountain Ranch Community Facilities District, Goodyear City, Arizona, Special Assessment	7/25 at 100.00	N/R	695,436
	Revenue Bonds, Montecito Assessment District 2, Series 2015, 4.750%, 7/01/30 (WI/DD,
	Settling 3/19/15)
	Florence Town Inc., Industrial Development Authority, Arizona, Education Revenue Bonds, Legacy
	Traditional School Project – Queen Creek and Casa Grande Campuses, Series 2013:
120	4.000%, 7/01/18	No Opt. Call	BB	122,558
800	5.000%, 7/01/23	No Opt. Call	BB	853,904
95	Phoenix Industrial Development Authority, Arizona, Education Revenue Bonds, Great Hearts	7/21 at 100.00	BB	102,289
	Academies – Veritas Project, Series 2012, 6.250%, 7/01/32
1,000	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Guam Facilities	2/24 at 100.00	B+	990,400
	Foundation, Inc. Project, Series 2014, 5.125%, 2/01/34
760	Pima County Industrial Development Authority, Arizona, Education Facility Revenue and Refunding	7/20 at 102.00	BB+	747,255
	Bonds, Edkey Charter Schools Project, Series 2013, 5.000%, 7/01/25
800	University Medical Center Corporation, Tucson, Arizona, Hospital Revenue Bonds, Series 2011,	No Opt. Call	Baa2	893,888
	5.000%, 7/01/19
951	Watson Road Community Facilities District, Arizona, Special Assessment Revenue Bonds, Series	7/16 at 100.00	N/R	978,246
	2005, 5.750%, 7/01/22
8,986	Total Arizona			9,404,354
	California – 11.1% (8.9% of Total Investments)
100	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Subordinate Lien	No Opt. Call	BBB+	107,721
	Series 2004A, 5.300%, 10/01/23 – AMBAC Insured
2,490	Alvord Unified School District, Riverside County, California, General Obligation Bonds, Tender	No Opt. Call	AA	5,759,992
	Option Bond 3306, 26.782%, 8/01/23 – AGM Insured (IF) (4)
965	Antelope Valley Healthcare District, California, Revenue Bonds, Series 2011A, 6.875%, 3/01/26	No Opt. Call	Ba2	1,098,402
750	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Tender	10/26 at 100.00	AA	820,380
	Option Bond Trust 4740, 3.409%, 4/01/36 (IF) (4)
500	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda	12/24 at 100.00	BBB	561,890
	University Medical Center, Series 2014A, 5.250%, 12/01/29
	California Statewide Community Development Authority, Revenue Bonds, International School of
	the Peninsula, Palo Alto, California, Series 2006:
810	5.000%, 11/01/16	No Opt. Call	N/R	832,656
2,125	5.000%, 11/01/21	11/16 at 100.00	N/R	2,181,653
5,000	Compton Community Redevelopment Agency, California, Tax Allocation Revenue Bonds,	8/20 at 100.00	N/R	5,396,400
	Redevelopment Projects, Second Lien Series 2010B, 5.750%, 8/01/26
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
13,420	4.500%, 6/01/27	6/17 at 100.00	B	13,072,288
5,100	5.000%, 6/01/33	6/17 at 100.00	B	4,317,507
3,400	Hesperia Public Financing Authority, California, Redevelopment and Housing Projects Tax Allocation	No Opt. Call	N/R	3,612,840
	Bonds, Series 2007A, 5.500%, 9/01/17 – SYNCORA GTY Insured
310	Indio Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/18 at 100.00	BBB–	332,856
	Project, Subordinate Lien Refunding Series 2008A, 5.000%, 8/15/23
250	National City Community Development Commission, California, Tax Allocation Bonds, National City	8/21 at 100.00	A–	318,102
	Redevelopment Project, Series 2011, 7.000%, 8/01/32
	Palm Desert Financing Authority, California, Tax Allocation Revenue Bonds, Project Area 2,
	Series 2006D:
1,020	0.000%, 8/01/18	No Opt. Call	N/R	852,098
1,165	0.000%, 8/01/19	No Opt. Call	N/R	916,972
1,310	0.000%, 8/01/20	No Opt. Call	N/R	971,758
1,450	0.000%, 8/01/21	No Opt. Call	N/R	1,009,664
	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009:
2,430	5.500%, 11/01/19	No Opt. Call	Ba1	2,685,369
5,000	6.625%, 11/01/29	11/19 at 100.00	Ba1	5,613,450
700	Redwood City, California, Special Tax Refunding Bonds, Redwood Shores Community Facilities	No Opt. Call	N/R	783,531
	District 99-1, Shores Transportation Improvement Project, Series 2012B, 5.000%, 9/01/29
1,000	Rio Elementary School District, California, Special Tax Bonds, Community Facilities District 1,	9/24 at 100.00	N/R	1,137,210
	Refunding Series 2014, 5.000%, 9/01/29
370	Riverside County, California, Special Tax Bonds, Community Facilities District 05-8 Scott Road,	No Opt. Call	N/R	406,889
	Series 2013, 4.000%, 9/01/21
500	Roseville, California, Special Tax Bonds, Community Facilities District 1 Westbrook, Series 2014,	9/24 at 100.00	N/R	522,445
	5.000%, 9/01/29
2,395	San Bernardino Joint Powers Financing Authority, California, Tax Allocation Bonds, Series 2005A,	No Opt. Call	AA	2,844,829
	5.750%, 10/01/24 – AGM Insured
175	San Diego County, California, Certificates of Participation, Burnham Institute, Series 2006,	9/15 at 102.00	Baa1	181,689
	5.000%, 9/01/16
260	San Diego, California, Community Facilities District 3 Liberty Station Special Tax Refunding Bonds	No Opt. Call	N/R	294,645
	Series 2013, 5.000%, 9/01/20
420	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/15 at 100.00	AA–	427,375
	Project, Series 2003, 5.000%, 8/01/25 – FGIC Insured
100	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/17 at 100.00	BBB+	109,787
	Project, Series 2006D, 5.000%, 8/01/18 – AMBAC Insured
550	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	No Opt. Call	BBB+	602,019
	Project, Series 2007B, 5.000%, 8/01/19 – SYNCORA GTY Insured
1,500	Tejon Ranch Public Facilities Financing Authority, California, Community Facilities District 2008-1	No Opt. Call	N/R	1,561,560
	Tejon Industrial Complex East 2012A, 5.000%, 9/01/32
1,500	Tejon Ranch Public Facilities Financing Authority, California, Community Facilities District 2008-1	No Opt. Call	N/R	1,561,560
	Tejon Industrial Complex East 2012B, 5.000%, 9/01/32
10,000	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	B+	9,495,000
	Refunding Series 2005A-2, 5.400%, 6/01/27
1,565	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed Bonds,	6/15 at 100.00	B+	1,564,890
	Series 2005A-1, 4.750%, 6/01/23
400	Vernon, California, Electric System Revenue Bonds, Series 2009A, 5.125%, 8/01/21	8/19 at 100.00	A–	452,364
69,030	Total California			72,407,791
	Colorado – 4.2% (3.3% of Total Investments)
505	Bromley Park Metropolitan District 2, Brighton, Colorado, General Obligation Bonds, Refunding	12/17 at 100.00	N/R	521,231
	Series 2007A, 4.375%, 12/01/18 – RAAI Insured
4,005	Castle Oaks Metropolitan District, In the Town of Castle Rock, Douglas County, Colorado, General	No Opt. Call	N/R	4,027,268
	Obligation Bonds, Limited Tax Refunding and Improvement Series 2012, 5.500%, 12/01/22
890	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Academy of	No Opt. Call	B–	949,755
	Charter Schools Project, Series 2010B, 6.125%, 11/01/20
500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Flagstaff	8/18 at 100.00	N/R	526,505
	Academy Project, Series 2008A, 6.750%, 8/01/28
180	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Littleton	No Opt. Call	BB+	193,388
	Preparatory Charter School, Series 2013, 5.000%, 12/01/22
975	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Total Long-Term Care National	No Opt. Call	BBB+	1,053,322
	Obligated Group Project, Series 2010A, 5.250%, 11/15/20
936	Colorado Housing and Finance Authority, Revenue Bonds, Confluence Energy LLC Project, Series	No Opt. Call	N/R	958,887
	2013, 6.875%, 10/01/27 (Alternative Minimum Tax)
3,270	Colorado Springs, Colorado, Utilities System Revenue Bonds, Tender Option Bond Trust 2012-5A,	11/22 at 100.00	AA	4,183,246
	14.284%, 11/15/30 (IF)
	Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System Revenue
	Bonds, Tender Option Bond Trust 3316:
100	22.933%, 9/01/22 (IF) (4)	No Opt. Call	Aa2	215,930
300	22.933%, 3/01/23 (IF) (4)	No Opt. Call	Aa2	658,260
430	22.881%, 3/01/24 (IF) (4)	No Opt. Call	Aa2	944,903
725	22.933%, 3/01/25 (IF) (4)	No Opt. Call	Aa2	1,555,524
200	22.933%, 9/01/25 (IF) (4)	No Opt. Call	Aa2	423,550
3,385	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel,	11/16 at 100.00	BBB–	3,591,214
	Senior Lien Series 2006, 5.125%, 12/01/24 – SYNCORA GTY Insured
300	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2007C-1, 5.500%,	No Opt. Call	AA–	307,158
	9/01/24 – NPFG Insured
860	Fitzsimons Village Metropolitan District 3, Arapahoe County, Colorado, Tax Increment/Public	No Opt. Call	N/R	873,622
	Improvement Fee Supported Revenue Bonds, Series 2014A, 5.750%, 3/01/32
250	Lincoln Park Metropolitan District, Douglas County, Colorado, General Obligation Refunding and	12/17 at 100.00	BBB– (5)	281,918
	Improvement Bonds, Series 2008, 5.625%, 12/01/20 (Pre-refunded 12/01/17)
225	North Range Metropolitan District 1, Adams County, Colorado, Limited Tax General Obligation	12/16 at 100.00	N/R	227,398
	Bonds, Refunding Series 2007, 4.300%, 12/15/19 – ACA Insured
	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Refunding
	Series 2013:
500	5.000%, 12/01/18	No Opt. Call	N/R	531,865
1,000	5.000%, 12/01/21	No Opt. Call	N/R	1,080,790
590	Rendezous Residential Metropolitan District, Colorado, Limited Tax General Obligation Bonds,	No Opt. Call	N/R	537,472
	Refunding Series 2007, 5.200%, 12/01/17
3,150	Westminster Economic Development Authority, Colorado, Tax Increment Revenue Bonds, Mandalay	No Opt. Call	A	3,535,812
	Gardens Urban Renewal Project, Series 2012, 5.000%, 12/01/27
23,276	Total Colorado			27,179,018
	Connecticut – 0.1% (0.1% of Total Investments)
6,198	Mashantucket Western Pequot Tribe, Connecticut, Special Revenue Bonds, Subordinate Series	No Opt. Call	N/R	821,282
	2013A, 6.050%, 7/01/31 (6)
	District of Columbia – 0.7% (0.6% of Total Investments)
	District of Columbia Student Dormitory Revenue Bonds, Provident Group – Howard Properties LLC
	Issue, Series 2013:
500	4.000%, 10/01/19	No Opt. Call	BBB–	517,480
500	4.000%, 10/01/20	No Opt. Call	BBB–	516,525
670	4.000%, 10/01/21	No Opt. Call	BBB–	688,371
	District of Columbia, Tax Increment Revenue Bonds, Gallery Place Project, Tender Option Bond
	Trust 1187:
745	21.646%, 6/01/29 (IF) (4)	6/21 at 100.00	A+	1,076,190
785	21.565%, 6/01/30 (IF) (4)	6/21 at 100.00	A+	1,130,329
520	21.646%, 6/01/31 (IF) (4)	6/21 at 100.00	A+	743,522
3,720	Total District of Columbia			4,672,417
	Florida – 10.8% (8.7% of Total Investments)
1,780	Arborwood Community Development District, Florida, Capital Improvement Revenue Bonds, Master	No Opt. Call	N/R	1,780,445
	Infrastructure Projects, Series 2005A-2, 5.350%, 5/01/36
	Atlantic Beach, Florida, Healthcare Facilities Revenue Refunding Bonds, Fleet Landing Project,
	Series 2013A:
425	5.000%, 11/15/20	No Opt. Call	BBB	477,585
150	5.000%, 11/15/23	No Opt. Call	BBB	169,250
795	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, Series	5/25 at 100.00	N/R	799,357
	2015, 5.000%, 5/01/30 (WI/DD, Settling 3/05/15)
125	Boynton Beach, Florida, Revenue Bonds, Charter Schools of Boynton Beach, Series 2012A, 5.750%,	No Opt. Call	CC	75,000
	6/01/22 (6)
430	Capital Projects Finance Authority, Student Housing Revenue Bonds, Capital Projects Loan	8/15 at 100.00	AA–	426,152
	Program – Florida Universities, Series 2001F, 5.000%, 10/01/31 – NPFG Insured
2,380	Capital Trust Agency, Florida, Fixed Rate Air Cargo Revenue Refunding Bonds, Aero Miami FX,	7/20 at 100.00	Baa3	2,643,633
	LLC Project, Series 2010A, 5.350%, 7/01/29
250	Capital Trust Agency, Florida, Revenue Bonds, River City Educational Services Inc. Project, Series	2/23 at 102.00	N/R	251,135
	2015A, 5.375%, 2/01/35 (WI/DD, Settling 3/05/15)
1,000	Collier County Educational Facilities Authority, Florida, Revenue Bonds, Ave Maria University,	No Opt. Call	BBB–	1,055,370
	Refunding Series 2013A, 4.500%, 6/01/23
3,000	Collier County Industrial Development Authority, Florida, Continuing Care Community Revenue	5/15 at 100.00	N/R	3,012,360
	Bonds, Arlington of Naples Project, TEMPS 70 Series 2014B-2, 6.500%, 5/15/20
1,500	Escambia County, Florida, Environmental Improvement Revenue Bonds, International Paper	8/15 at 100.00	BBB	1,501,680
	Company Projects, Series 2006B, 5.000%, 8/01/26 (Alternative Minimum Tax)
3,290	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance	No Opt. Call	BB–	3,529,709
	Charter School, Inc. Projects, Series 2011A, 6.500%, 6/15/21
1,145	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special	No Opt. Call	N/R	1,209,818
	Assessment Bonds, Doral Breeze Project Series 2012, 5.125%, 11/01/22
	Jacksonville Economic Development Commission, Florida, Health Care Facilities Revenue Bonds,
	Florida Proton Therapy Institute Project, Series 2007A:
490	6.000%, 9/01/17	No Opt. Call	N/R	540,940
1,500	6.250%, 9/01/27	9/17 at 100.00	N/R	1,616,685
	Lake Powell Residential Golf Community Development District, Bay County, Florida, Special
	Assessment Revenue Refunding Bonds, Series 2012:
1,305	5.250%, 11/01/22	No Opt. Call	N/R	1,373,030
1,320	5.750%, 11/01/32	No Opt. Call	N/R	1,384,165
2,440	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County	6/17 at 100.00	BB	2,499,780
	Community Charter Schools, Series 2007A, 5.250%, 6/15/27
1,000	Lee County Industrial Development Authority, Florida, Healthcare Facilities Revenue Bonds, Shell	5/17 at 100.00	BBB–	1,069,880
	Point/Alliance Obligated Group, Shell Point Village/Alliance Community Project, Series 2007,
	5.000%, 11/15/22
1,000	Live Oak Community Development District 2, Hillsborough County, Florida, Special Assessment	5/15 at 100.00	N/R	1,000,790
	Bonds. Series 2004A, 5.850%, 5/01/35
405	Madison County, Florida, First Mortgage Revenue Bonds, Twin Oaks Project, Series 2005A,	7/15 at 100.00	N/R	257,795
	6.000%, 7/01/25 (6)
5,615	Martin County Industrial Development Authority, Florida, Industrial Development Revenue	6/20 at 100.00	Ba1	5,878,624
	Refunding Bonds, Indiantown Cogeneration LP, Series 2013, 3.950%, 12/15/21 (Alternative
	Minimum Tax)
	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Tender Option
	Bond Trust 1156:
700	21.457%, 7/01/22 (IF) (4)	No Opt. Call	A–	1,392,755
820	21.457%, 7/01/23 (IF) (4)	7/22 at 100.00	A–	1,585,429
1,115	21.457%, 7/01/24 (IF) (4)	7/22 at 100.00	A–	2,077,412
800	21.457%, 7/01/25 (IF) (4)	7/22 at 100.00	A–	1,439,440
1,370	Miromar Lakes Community Development District, Lee County, Florida, Capital Improvement Revenue	No Opt. Call	N/R	1,474,928
	Bonds, Refunding Series 2012, 4.875%, 5/01/22
2,350	North Springs Improvement District, Broward County, Florida, Special Assessment Bonds, Parkland	5/15 at 100.00	N/R	2,352,773
	Golf and Country Club Area A, Series 2005-A1, 5.450%, 5/01/26
2,220	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds,	No Opt. Call	N/R	2,352,379
	Development Unit 16, Refunding Series 2012, 5.125%, 8/01/22
500	Palm Beach County Health Facilities Authority, Florida, Hospital Revenue Bonds, BRCH Corporation	12/24 at 100.00	BBB	581,330
	Obligated Group, Refunding Series 2014, 5.000%, 12/01/25
900	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Jupiter Medical Center,	11/22 at 100.00	BBB+	979,101
	Series 2013A, 5.000%, 11/01/33
3,300	Palm Glades Community Development District, Florida, Special Assessment Bonds, Series 2011B,	No Opt. Call	N/R	3,398,472
	7.250%, 8/01/16
1,235	Pelican Marsh Community Development District, Florida, Special Assessment Revenue Bonds,	No Opt. Call	N/R	1,281,510
	Refunding Series 2013, 3.500%, 5/01/19
105	Port Saint Lucie, Florida, Special Assessment Revenue Bonds, Southwest Annexation District 1B,	7/17 at 100.00	AA–	113,386
	Series 2007, 5.000%, 7/01/33 – NPFG Insured
	Seminole Tribe of Florida, Special Obligation Bonds, Series 2007A, 144A:
2,150	5.500%, 10/01/24	10/17 at 100.00	BBB–	2,314,367
2,215	5.250%, 10/01/27	10/17 at 100.00	BBB–	2,363,006
1,735	South-Dade Venture Community Development District, Florida, Special Assessment Revenue Bonds,	No Opt. Call	BBB–	1,875,379
	Refunding Series 2012, 5.000%, 5/01/26
1,130	Stonegate Community Development District, Florida, Special Assessment Revenue Bonds,	5/23 at 100.00	N/R	1,181,743
	Refunding Series 2013, 4.000%, 5/01/25
	Tampa-Hillsborough County Expressway Authority, Florida, Revenue Bonds, Tender Option Bond
	Trust 1132:
400	21.518%, 7/01/27 (IF) (4)	7/22 at 100.00	A	696,660
290	21.518%, 7/01/28 (IF) (4)	7/22 at 100.00	A	494,189
1,000	16.486%, 7/01/29 (IF) (4)	7/22 at 100.00	A	1,246,450
1,000	16.486%, 7/01/30 (IF) (4)	7/22 at 100.00	A	1,229,800
1,000	21.518%, 7/01/31 (IF) (4)	7/22 at 100.00	A	1,651,050
2,075	Venetian Community Development District, Sarasota County, Florida, Capital Improvement Revenue	5/22 at 100.00	N/R	2,208,360
	Bonds, Series 2012-A2, 5.000%, 5/01/23
2,785	Verandah West Community Development District, Florida, Capital Improvement Revenue Bonds,	No Opt. Call	N/R	2,778,232
	Refunding Series 2013, 4.000%, 5/01/23
700	Vizcaya in Kendall Community Development District, Florida, Special Assessment Revenue Bonds,	No Opt. Call	N/R	745,563
	Phase Two Assessment Area, Refunding Series 2012A-2, 5.600%, 5/01/22
63,240	Total Florida			70,366,897
	Georgia – 1.7% (1.4% of Total Investments)
2,000	Clayton County Development Authority, Georgia, Special Facilities Revenue Bonds, Delta Air Lines,	6/20 at 100.00	BB–	2,523,420
	Inc. Project, Series 2009A, 8.750%, 6/01/29
435	Coffee County Hospital Authority, Georgia, Revenue Bonds, Coffee County Regional Medical Center,	6/15 at 100.00	BB–	435,187
	Series 2004, 5.000%, 12/01/26
	Fulton County Residential Care Facilities Elderly Authority, Georgia, First Mortgage Revenue Bonds,
	Lenbrook Project, Series 2006A:
3,280	5.000%, 7/01/17	No Opt. Call	N/R	3,469,322
4,500	5.000%, 7/01/27	7/17 at 100.00	N/R	4,583,385
10,215	Total Georgia			11,011,314
	Guam – 2.3% (1.8% of Total Investments)
500	Government of Guam, Hotel Occupancy Tax Revenue Bonds, Series 2011A, 5.000%, 11/01/16	No Opt. Call	A–	534,600
	Guam Government Department of Education, Certificates of Participation, John F. Kennedy High
	School Project, Series 2010A:
1,500	6.000%, 12/01/20	No Opt. Call	B+	1,641,810
325	6.875%, 12/01/40	12/20 at 100.00	B+	366,090
2,000	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series	7/20 at 100.00	A–	2,229,000
	2010, 5.250%, 7/01/25
	Guam Government, General Obligation Bonds, 2009 Series A:
1,050	6.000%, 11/15/19	No Opt. Call	BB–	1,165,563
2,500	6.750%, 11/15/29	11/19 at 100.00	BB–	2,873,725
2,000	Guam Government, General Obligation Bonds, Series 2007A, 5.000%, 11/15/23	11/17 at 100.00	BB–	2,068,080
1,000	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2009A, 5.375%, 12/01/24	12/19 at 100.00	BBB+	1,115,750
1,100	Guam Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series	7/24 at 100.00	A–	1,223,079
	2014A, 5.000%, 7/01/29
1,365	Guam Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013,	7/23 at 100.00	A–	1,590,744
	5.250%, 7/01/24
13,340	Total Guam			14,808,441
	Hawaii – 1.3% (1.0% of Total Investments)
6,070	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific	No Opt. Call	N/R	6,220,900
	University, Series 2015, 5.000%, 7/01/20
700	Hawaii Housing Finance and Development Corporation, Multifamily Housing Revenue Bonds,	No Opt. Call	BB+	701,687
	Wilikina Apartments Project, Series 2012A, 4.250%, 5/01/22
1,550	Hawaii State Department of Transportation, Special Facility Revenue Bonds, Continental Airlines	5/15 at 100.00	B+	1,551,767
	Inc., Series 1997, 5.625%, 11/15/27
8,320	Total Hawaii			8,474,354
	Idaho – 0.7% (0.6% of Total Investments)
4,645	Madison County, Idaho, Hospital Revenue Certificates of Participation, Madison Memorial	9/16 at 100.00	BB+	4,738,550
	Hospital, Series 2006, 5.250%, 9/01/26
	Illinois – 10.8% (8.7% of Total Investments)
1,070	Bellwood, Illinois, General Obligation Bonds, Series 2008, 7.000%, 12/01/29	No Opt. Call	N/R	1,132,970
9,325	CenterPoint Intermodal Center Program Trust, Illinois, Class A Certificates, Series 2004,	12/15 at 100.00	N/R	9,334,045
	3.840%, 6/15/23
2,719	Chicago, Illinois, Certificates of Participation Tax Increment Bonds, 35th and State Redevelopment	No Opt. Call	N/R	2,734,420
	Project, Series 2012, 6.100%, 1/15/29
279	Chicago, Illinois, Certificates of Participation Tax Increment Bonds, MetraMarket Project, Series	5/15 at 100.00	Baa3	281,087
	2010, 6.870%, 2/15/24
900	Chicago, Illinois, Certificates of Participation, Tax Increment Allocation Revenue Bonds,	7/15 at 100.00	N/R	650,205
	Diversey-Narragansett Project, Series 2006, 7.460%, 2/15/26
	Cook County, Illinois, General Obligation Bonds, Tender Option Bond Trust 4729:
1,000	22.210%, 11/15/20 (IF) (4)	No Opt. Call	AA	1,625,400
3,040	22.210%, 11/15/20 (IF) (4)	No Opt. Call	AA	4,754,104
1,000	Cook County, Illinois, Recovery Zone Facility Revenue Bonds, Navistar International Corporation	10/20 at 100.00	B3	1,084,510
	Project, Series 2010, 6.500%, 10/15/40
	Illinois Finance Authority, Charter School Revenue Bonds, Chicago Charter School Foundation,
	Series 2007:
1,650	5.000%, 12/01/21	12/16 at 100.00	BBB	1,722,237
4,000	5.000%, 12/01/26	12/16 at 100.00	BBB	4,082,520
5,530	Illinois Finance Authority, Recovery Zone Facility Revenue Bonds, Navistar International Corporation	10/20 at 100.00	B3	6,010,115
	Project, Series 2010, 6.500%, 10/15/40
	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Tender Option Bond Trust 1122:
480	21.569%, 9/01/21 (IF) (4)	No Opt. Call	BBB	795,763
330	21.529%, 9/01/21 (IF) (4)	No Opt. Call	BBB	546,675
435	21.512%, 9/01/22 (IF) (4)	No Opt. Call	BBB	714,522
3,525	Illinois Finance Authority, Revenue Bonds, Friendship Village of Schaumburg, Series 2005A,	8/15 at 100.00	BB–	3,526,586
	5.375%, 2/15/25
	Illinois Finance Authority, Revenue Bonds, Illinois Institute of Technology, Refunding Series 2006A:
2,680	5.000%, 4/01/24	4/16 at 100.00	Baa3	2,696,884
1,950	5.000%, 4/01/26	4/16 at 100.00	Baa3	1,957,936
	Illinois Finance Authority, Revenue Bonds, Ingalls Health System, Series 2013:
650	4.000%, 5/15/18	No Opt. Call	Baa1	691,509
770	4.000%, 5/15/19	No Opt. Call	Baa1	827,619
895	5.000%, 5/15/20	No Opt. Call	Baa1	1,005,550
1,035	5.000%, 5/15/21	No Opt. Call	Baa1	1,169,240
1,210	5.000%, 5/15/22	No Opt. Call	Baa1	1,359,544
1,390	5.000%, 5/15/23	5/22 at 100.00	Baa1	1,544,526
1,575	5.000%, 5/15/24	5/22 at 100.00	Baa1	1,731,335
500	Illinois Finance Authority, Revenue Bonds, Montgomery Place Project, Series 2006A,	5/17 at 100.00	N/R	509,555
	5.500%, 5/15/26
3,500	Illinois Finance Authority, Revenue Refunding Bonds, Resurrection Health Care Corporation, Series	5/19 at 100.00	BBB+	3,984,925
	2009, 6.125%, 5/15/25
620	Illinois Finance Authority, Revenue Refunding Bonds, Swedish Covenant Hospital, Refunding Series	No Opt. Call	BBB+	665,675
	2010A, 5.000%, 8/15/17
1,450	Illinois State, General Obligation Bonds, February Series 2014, 5.000%, 2/01/24	No Opt. Call	A–	1,643,111
	Illinois State, General Obligation Bonds, Refunding Series 2012:
1,000	5.000%, 8/01/20 – AGM Insured	No Opt. Call	AA	1,141,580
1,750	5.000%, 8/01/22	No Opt. Call	A–	1,978,777
4,000	5.000%, 8/01/23 – AGM Insured	No Opt. Call	AA	4,595,800
2,000	Illinois State, General Obligation Bonds, Tender Option Bond Trust 1360, 17.679%, 8/01/23 –	No Opt. Call	AA	3,191,600
	AGM Insured (IF) (4)
961	Pingree Grove Village, Illinois, Tax Assessment Bonds, Special Service Area 2 – Cambridge Lakes	3/15 at 102.00	N/R (5)	985,381
	Project, Series 2005-2, 6.000%, 3/01/35 (Pre-refunded 3/30/15)
63,219	Total Illinois			70,675,706
	Indiana – 1.6% (1.3% of Total Investments)
1,250	Carmel, Indiana, Revenue Bonds, Barrington of Carmel Project, Series 2012A, 6.000%, 11/15/22	No Opt. Call	N/R	1,399,525
4,345	Indiana Finance Authority, Educational Facilities Revenue Bonds, 21st Century Charter School	3/23 at 100.00	BB–	4,353,169
	Project, Series 2013A, 6.000%, 3/01/33
1,000	Indiana Finance Authority, Educational Facilities Revenue Bonds, CFM-Northwest Indiana, LLC	No Opt. Call	BB–	1,068,870
	Project, Refunding Series 2013A, 6.250%, 7/01/23
950	Indiana Finance Authority, Educational Facilities Revenue Bonds, Charter Facilities Management	No Opt. Call	BB–	1,015,426
	Indianapolis LLC Project, Series 2013A, 6.250%, 7/01/23
860	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For Educational	10/19 at 100.00	BB–	878,395
	Excellence, Inc., Series 2009A, 6.000%, 10/01/21
60	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel	No Opt. Call	BB–	66,912
	Corporation Project, Refunding Series 2011, 6.000%, 12/01/19
1,000	Indiana Finance Authority, Revenue Bonds, Marquette Project, Series 2012, 5.000%, 3/01/19	No Opt. Call	BBB	1,058,170
400	Valparaiso, Indiana, Exempt Facilities Revenue Bonds, Pratt Paper LLC Project, Series 2013,	No Opt. Call	N/R	464,768
	5.875%, 1/01/24 (Alternative Minimum Tax)
9,865	Total Indiana			10,305,235
	Iowa – 2.0% (1.6% of Total Investments)
2,600	Iowa Finance Authority, Health Facility Revenue Bonds, Care Initiatives Project, Series 2006A,	7/16 at 100.00	BB+	2,682,836
	5.500%, 7/01/25
	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company
	Project, Series 2013:
6,320	5.000%, 12/01/19	No Opt. Call	BB–	6,732,127
1,150	5.500%, 12/01/22	12/18 at 100.00	BB–	1,217,229
2,000	5.250%, 12/01/25	12/23 at 100.00	BB–	2,190,860
	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, Upper Iowa
	University Project, Series 2012:
125	3.000%, 9/01/16	No Opt. Call	BB	125,625
180	4.000%, 9/01/18	No Opt. Call	BB	184,702
200	3.000%, 9/01/19	No Opt. Call	BB	197,044
12,575	Total Iowa			13,330,423
	Kansas – 2.1% (1.7% of Total Investments)
2,000	Kansas Development Finance Authority Hospital Revenue Bonds, Adventist Health System/Sunbelt	5/22 at 100.00	Aa2	3,351,200
	Obligated Group, Tender Option Bond Trust 1125, 22.810%, 11/15/32 (IF) (4)
310	Kansas Development Finance Authority, Hospital Revenue Bonds, Adventist Health System/Sunbelt	No Opt. Call	Aa2	478,897
	Obligated Group, Tender Option Bond Trust 3254, 18.627%, 5/15/20 (IF) (4)
2,000	Overland Park, Kansas, Sales Tax Revenue Bonds, Prairiefire Community Improvement District No. 1	No Opt. Call	N/R	2,016,380
	Project, Series 2012B, 6.100%, 12/15/34
8,000	Overland Park, Kansas, Sales Tax Special Obligation Revenue Bonds, Prairiefire at Lionsgate	No Opt. Call	N/R	8,151,360
	Project, Series 2012, 5.250%, 12/15/29
12,310	Total Kansas			13,997,837
	Louisiana – 1.5% (1.2% of Total Investments)
1,850	Jefferson Parish Hospital Service District 2, Louisiana, Hospital Revenue Bonds, East Jefferson	No Opt. Call	BB+	1,951,436
	General Hospital, Refunding Series 2011, 6.250%, 7/01/26
1,500	Louisiana Local Government Environmental Facilities & Community Development Authority,	11/17 at 100.00	BBB+	1,676,565
	Revenue Bonds, Westlake Chemical Corporation Project, Series 2007, 6.750%, 11/01/32
2,395	Louisiana Local Government Environmental Facilities and Community Development Authority,	No Opt. Call	N/R	2,773,841
	Revenue Bonds, Capital Projects and Equipment Acquisition Program, Series 2000A, 6.300%,
	7/01/30 – AMBAC Insured
	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,
	Series 2011:
250	5.250%, 5/15/22	No Opt. Call	Baa1	283,243
500	6.250%, 5/15/31	No Opt. Call	Baa1	588,250
1,000	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A,	No Opt. Call	A	1,197,930
	5.000%, 7/01/22
1,000	New Orleans, Louisiana, Water Revenue Bonds, Refunding Series 2014, 5.000%, 12/01/21	No Opt. Call	BBB+	1,175,940
285	Saint Tammany Public Trust Financing Authority, Louisiana, Revenue Bonds, Christwood Project,	11/24 at 100.00	N/R	299,022
	Refunding Series 2015, 5.250%, 11/15/29
8,780	Total Louisiana			9,946,227
	Maine – 0.1% (0.1% of Total Investments)
350	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical	No Opt. Call	Baa1	409,273
	Center Obligated Group Issue, Series 2013, 5.000%, 7/01/22
	Maryland – 0.2% (0.2% of Total Investments)
1,500	Maryland Economic Development Corporation, Senior Lien Student Housing Revenue Bonds,	3/15 at 100.00	B3 (5)	1,457,880
	University of Maryland – Baltimore, Series 2003A, 5.625%, 10/01/23 (Pre-refunded 3/31/15)
	Massachusetts – 1.3% (1.0% of Total Investments)
1,755	Massachusetts Development Finance Agency, Revenue Bonds, Boston Architectural College, Series	1/17 at 100.00	N/R	1,784,572
	2006, 5.000%, 1/01/27 – ACA Insured
2,095	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds Issue K Series	7/22 at 100.00	AA	2,310,995
	2013, 5.250%, 7/01/29 (Alternative Minimum Tax)
1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Milton Hospital Project,	7/15 at 100.00	BB+	1,004,070
	Series 2005D, 5.250%, 7/01/30
3,150	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001A,	7/15 at 100.00	N/R	3,150,630
	5.000%, 1/01/27 – AMBAC Insured (Alternative Minimum Tax)
8,000	Total Massachusetts			8,250,267
	Michigan – 6.9% (5.5% of Total Investments)
205	Detroit Downtown Development Authority, Michigan, Tax Increment Refunding Bonds, Development	7/15 at 100.00	AA–	202,925
	Area 1 Projects, Series 1998A, 4.750%, 7/01/25 – NPFG Insured
	Detroit, Michigan, General Obligation Bonds, Series 2001A-1:
155	5.375%, 4/01/18	10/15 at 100.00	A–	155,119
310	5.000%, 4/01/19	10/15 at 100.00	A–	310,040
47	Detroit, Michigan, General Obligation Bonds, Series 2005A, 5.000%, 4/01/22 – AGM Insured	4/16 at 100.00	AA	47,701
100	Detroit, Michigan, Water Supply System Second Lien Revenue Bonds, Series 2003B, 5.000%,	7/15 at 100.00	AA–	100,344
	7/01/34 – NPFG Insured
30	Detroit, Michigan, Water Supply System Senior Lien Revenue Bonds, Series 2003A, 5.000%,	7/15 at 100.00	A3	30,103
	7/01/34 – NPFG Insured
	Detroit-Wayne County Stadium Authority, Michigan, Wayne County Limited Tax General Obligation
	Bonds, Building Authority Stadium Refunding Series 2012:
1,000	5.000%, 10/01/17	No Opt. Call	BB+	1,001,470
1,000	5.000%, 10/01/18	No Opt. Call	BB+	997,190
1,105	East Lansing, Michigan, Economic Development Corporation Limited Obligation Bonds, Burcham	7/15 at 100.00	N/R	1,106,580
	Hills Retirement Community First Mortgage, Series 2007-B1, 5.250%, 7/01/37
1,270	Flint Hospital Building Authority, Michigan, Building Authority Revenue Bonds, Hurley Medical	No Opt. Call	Ba1	1,319,073
	Center, Series 2013A, 5.000%, 7/01/23
	Michigan Finance Authority, Detroit, Michigan, Local Government Loan Program, Unlimited Tax
	General Obligation Bonds, Series 2014G-2A:
845	5.375%, 4/01/18	10/15 at 100.00	A–	845,651
1,690	5.000%, 4/01/19	10/15 at 100.00	A–	1,690,220
254	Michigan Finance Authority, Detroit, Michigan, Local Government Loan Program, Unlimited Tax	4/16 at 100.00	AA	260,045
	General Obligation Bonds, Series 2014G-8A, 5.000%, 4/01/22 – AGM Insured (4)
	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water &
	Sewerage Department Water Supply System Local Project, Series 2014C-3:
5,000	5.000%, 7/01/24 – AGM Insured (4)	No Opt. Call	AA	5,869,600
5,000	5.000%, 7/01/25 – AGM Insured (4)	7/24 at 100.00	AA	5,822,850
5,000	5.000%, 7/01/26 – AGM Insured	7/24 at 100.00	AA	5,776,450
	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water &
	Sewerage Department Water Supply System Local Project, Series 2014C-7:
2,000	5.000%, 7/01/25 – NPFG Insured	7/24 at 100.00	AA–	2,309,720
2,000	5.000%, 7/01/26 – NPFG Insured	7/24 at 100.00	AA–	2,291,340
880	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Old	No Opt. Call	BB	899,210
	Redford Academy Project, Series 2010A, 5.250%, 12/01/20
385	Michigan Finance Authority, Public School Academy Revenue Bonds, Detroit Service Learning	No Opt. Call	BB–	398,733
	Academy Project, Refunding Series 2011, 6.000%, 10/01/21
825	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Tender Option Bond	No Opt. Call	AA	1,444,963
	Trust 4286, 22.783%, 12/01/18 (IF) (4)
600	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, Richfield	9/17 at 100.00	BBB–	615,498
	Public School Academy, Series 2007, 5.000%, 9/01/22
2,000	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Detroit Thermal LLC Project, Series	12/23 at 100.00	N/R	1,943,460
	2013, 8.500%, 12/01/30 (Alternative Minimum Tax)
7,505	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Events Center Project, Series 2014A,	7/18 at 100.00	N/R	7,645,569
	4.125%, 7/01/45 (Mandatory put 1/01/19)
1,625	Star International Academy, Wayne County, Michigan, Public School Academy Revenue Bonds,	No Opt. Call	BBB	1,702,382
	Refunding Series 2012, 5.000%, 3/01/33
110	Summit Academy North, Michigan, Revenue Bonds, Public School Academy Series 2005,	No Opt. Call	BB	110,847
	5.000%, 11/01/15
40,941	Total Michigan			44,897,083
	Minnesota – 0.7% (0.6% of Total Investments)
3,500	Cloquet, Minnesota, Pollution Control Revenue Bonds, Potlatch Corporation, Refunding Series 1996,	4/15 at 100.00	BB+	3,503,780
	5.900%, 10/01/26
1,445	Minneapolis, Minnesota, Tax Increment Revenue Bonds, Village at St. Anthony Falls Project,	4/15 at 100.00	N/R (5)	1,453,771
	Refunding Series 2004, 5.750%, 2/01/27 (Pre-refunded 4/06/15)
4,945	Total Minnesota			4,957,551
	Mississippi – 0.8% (0.6% of Total Investments)
1,845	Mississippi Business Finance Corporation, Gulf Opportunity Zone Industrial Development Revenue	12/16 at 100.00	BB+	1,865,000
	Bonds, Northrop Grumman Ship Systems Inc. Project, Series 2006, 4.550%, 12/01/28
	Mississippi Development Bank Special Obligation Bonds, Marshall County Industrial Development
	Authority, Mississippi Highway Construction Project, Tender Option Bond Trust 3315:
800	22.933%, 1/01/20 (IF) (4)	No Opt. Call	AA–	1,400,960
500	22.933%, 1/01/20 (IF) (4)	No Opt. Call	AA–	833,650
985	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, South Central Regional	12/16 at 100.00	BBB	1,034,467
	Medical Center, Refunding & Improvement Series 2006, 5.250%, 12/01/21
4,130	Total Mississippi			5,134,077
	Missouri – 1.4% (1.2% of Total Investments)
3,500	Kansas City Tax Increment Financing Commission, Missouri, Tax Increment Revenue Bonds,	6/16 at 100.00	N/R	3,574,970
	Briarcliff West Project, Series 2006A, 5.400%, 6/01/24
600	Pevely, Missouri, Neighborhood Improvement District Bonds, Southern Heights Project, Series	9/15 at 100.00	N/R	601,326
	2004, 5.250%, 3/01/22 – RAAI Insured
3,000	Poplar Bluff Regional Transportation Development District, Missouri, Transportation Sales Tax	No Opt. Call	BBB	3,083,340
	Revenue Bonds, Series 2012, 4.000%, 12/01/36
865	Raymore, Missouri, Tax Increment Revenue Bonds, Raymore Galleria Project, Refunding &	5/23 at 100.00	N/R	916,269
	Improvement Series 2014A, 5.000%, 5/01/24
	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North
	Village Project, Series 2005B:
440	5.375%, 11/01/23	5/15 at 100.00	N/R	440,647
905	5.500%, 11/01/27	5/15 at 100.00	N/R	906,077
9,310	Total Missouri			9,522,629
	Nebraska – 0.9% (0.7% of Total Investments)
3,000	Central Plains Energy Project, Nebraska, Gas Project 1 Revenue Bonds, Series 2007A,	No Opt. Call	A	3,504,060
	5.250%, 12/01/21
1,445	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Series 2012,	9/22 at 100.00	A	1,608,256
	5.000%, 9/01/32
635	Douglas County Hospital Authority 2, Nebraska, Hospital Revenue Bonds, Madonna Rehabilitation	5/24 at 100.00	BBB+	729,913
	Hospital Project, Series 2014, 5.000%, 5/15/26
5,080	Total Nebraska			5,842,229
	Nevada – 1.4% (1.1% of Total Investments)
1,630	Carson City, Nevada, Hospital Revenue Bonds, Carson-Tahoe Regional Healthcare Project,	No Opt. Call	BBB+	1,805,958
	Refunding Series 2012, 5.000%, 9/01/27
	Henderson, Nevada, Limited Obligation Bonds, Local Improvement District T-13 Cornerstone,
	Refunding Series 2013:
620	4.000%, 3/01/17	No Opt. Call	N/R	628,953
735	4.000%, 3/01/18	No Opt. Call	N/R	742,894
695	4.000%, 3/01/19	No Opt. Call	N/R	698,412
800	5.000%, 3/01/20	No Opt. Call	N/R	835,256
835	5.000%, 3/01/21	No Opt. Call	N/R	869,210
875	5.000%, 3/01/22	No Opt. Call	N/R	907,812
1,805	Henderson, Nevada, Limited Obligation Bonds, Local Improvement District T-18, Inspirada Series	9/15 at 100.00	N/R	1,714,010
	2006, 5.150%, 9/01/21
1,000	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A,	6/19 at 100.00	BBB	1,144,700
	7.500%, 6/15/23
8,995	Total Nevada			9,347,205
	New Hampshire – 0.2% (0.2% of Total Investments)
	Manchester Housing and Redevelopment Authority, New Hampshire, Revenue Bonds, Series 2000B:
265	0.000%, 1/01/17 – ACA Insured	No Opt. Call	Caa1	242,234
500	0.000%, 1/01/18 – ACA Insured	No Opt. Call	Caa1	433,390
320	0.000%, 1/01/19 – ACA Insured	No Opt. Call	N/R	261,853
370	0.000%, 1/01/20 – ACA Insured	No Opt. Call	Caa1	285,285
1,455	Total New Hampshire			1,222,762
	New Jersey – 7.1% (5.7% of Total Investments)
2,500	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series	No Opt. Call	BBB+	2,699,400
	2012, 4.000%, 6/15/19
3,000	New Jersey Economic Development Authority, School Facilities Construction Financing Program	No Opt. Call	A2	3,315,930
	Bonds, Refunding Series 2012II, 5.000%, 3/01/26
	New Jersey Economic Development Authority, School Facilities Construction Financing Program
	Bonds, Tender Option Bond Trust 1151:
1,440	2.940%, 9/01/25 (IF) (4)	3/25 at 100.00	A–	1,336,104
1,200	4.450%, 9/01/27 (IF) (4)	3/23 at 100.00	A–	1,188,180
	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental
	Airlines Inc., Series 1999:
3,000	5.125%, 9/15/23 (Alternative Minimum Tax)	3/15 at 100.00	B+	3,281,370
7,550	5.250%, 9/15/29 (Alternative Minimum Tax)	9/22 at 101.00	B+	8,272,611
7,000	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters	7/21 at 100.00	BB+	7,873,180
	University Hospital, Refunding Series 2011, 6.000%, 7/01/26
5,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s Healthcare	7/18 at 100.00	BBB–	5,580,850
	System Obligated Group Issue, Series 2008, 6.625%, 7/01/38
1,000	New Jersey Health Care Facilities Financing Authority, Trinitas Hospital Obligated Group, Series	7/17 at 100.00	BBB	1,072,740
	2007A, 5.250%, 7/01/23
500	New Jersey Turnpike Authority, Revenue Bonds, Tender Option Bond Trust 1154,	7/22 at 100.00	A+	970,425
	21.518%, 1/01/24 (IF) (4)
10,985	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	B+	10,555,047
	Series 2007-1A, 4.625%, 6/01/26
43,175	Total New Jersey			46,145,837
	New Mexico – 0.7% (0.5% of Total Investments)
1,270	Bernalillo County, New Mexico, Multifamily Housing Revenue Bonds, Valencia Retirement	6/15 at 100.00	N/R	1,270,521
	Apartments Project, Series 2001A, 5.450%, 6/01/34 – AMBAC Insured (Alternative Minimum Tax)
1,000	Jicarilla Apache Nation, New Mexico, Revenue Bonds, Series 2002A, 5.500%, 9/01/23	No Opt. Call	N/R	999,990
2,000	Santa Fe, New Mexico, Retirement Facilities Revenue Bonds, EL Castillo Retirement Residences	No Opt. Call	BBB–	2,105,600
	Project, Series 2012, 5.000%, 5/15/32
4,270	Total New Mexico			4,376,111
	New York – 6.9% (5.5% of Total Investments)
	Build New York City Resource Corporation, New York, Revenue Bonds, Bronx Charter School for
	Excellence, Series 2013A:
505	4.000%, 4/01/20	No Opt. Call	BBB–	531,482
570	4.000%, 4/01/23	No Opt. Call	BBB–	592,606
	Build New York City Resource Corporation, New York, Solid Waste Disposal Revenue Bonds, Pratt
	Paper NY, Inc. Project, Series 2014:
355	3.750%, 1/01/20 (Alternative Minimum Tax)	No Opt. Call	N/R	370,169
1,080	4.500%, 1/01/25 (Alternative Minimum Tax)	No Opt. Call	N/R	1,172,048
	Dormitory Authority of the State of New York, Insured Revenue Bonds, Pace University,
	Series 2013A:
1,000	5.000%, 5/01/21	No Opt. Call	BB+	1,130,730
840	5.000%, 5/01/23	No Opt. Call	BB+	960,044
1,000	5.000%, 5/01/28	No Opt. Call	BB+	1,113,010
1,000	Dormitory Authority of the State of New York, Orange Regional Medical Center Obligated Group	12/18 at 100.00	Ba1	1,140,560
	Revenue Bonds, Series 2008, 6.500%, 12/01/21
1,000	Nassau County Tobacco Settlement Corporation, New York, Tobacco Settlement Asset-Backed	6/16 at 100.00	B	1,000,200
	Bonds, Refunding Series 2006A-2, 5.250%, 6/01/26
7,850	New York City Industrial Development Agency, New York, American Airlines-JFK International	8/16 at 101.00	N/R	8,556,343
	Airport Special Facility Revenue Bonds, Series 2005, 7.625%, 8/01/25 (Alternative Minimum Tax)
490	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Vaughn	No Opt. Call	BB	510,012
	College of Aeronautics, Series 2006A, 5.000%, 12/01/16
135	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Vaughn	No Opt. Call	BB	140,513
	College of Aeronautics, Series 2006B, 5.000%, 12/01/16
190	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball	1/17 at 100.00	BB+	200,621
	Stadium Project, Series 2006, 5.000%, 1/01/22 – AMBAC Insured
4,000	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade	11/24 at 100.00	N/R	4,414,560
	Center Project, Class 2 Series 2014, 5.150%, 11/15/34
	Seneca Nation of Indians Capital Improvements Authority, New York, Special Obligation Bonds,
	Series 2007A:
2,070	5.250%, 12/01/16	No Opt. Call	N/R	2,173,624
1,600	5.000%, 12/01/23	6/17 at 100.00	N/R	1,673,312
5,000	Suffolk County Industrial Development Agency, New York, Continuing Care Retirement Community	11/16 at 100.00	BBB–	5,160,150
	Revenue Bonds, Jefferson’s Ferry Project, Series 2006, 5.000%, 11/01/28
	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
5,060	5.000%, 6/01/26	6/16 at 100.00	BB–	5,090,512
10,000	5.000%, 6/01/34	6/16 at 100.00	B	9,143,400
43,745	Total New York			45,073,896
	Ohio – 6.7% (5.4% of Total Investments)
24,900	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/17 at 100.00	B–	21,396,819
	Bonds, Senior Lien, Series 2007A-2, 5.125%, 6/01/24
2,000	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation	No Opt. Call	BBB–	2,271,000
	Project, Series 2009E, 5.625%, 10/01/19
95	Ohio Air Quality Development Authority, Revenue Refunding Bonds, AK Steel Holding Corporation,	2/22 at 100.00	B–	98,985
	Series 2012A, 6.750%, 6/01/24 (Alternative Minimum Tax)
3,400	Southeastern Ohio Port Authority, Hospital Facilities Revenue Bonds, Memorial Health System	No Opt. Call	BB	3,638,782
	Obligated Group Project, Refunding and Improvement Series 2012, 5.000%, 12/01/22
6,000	State of Ohio, Solid Waste Disposal Revenue Bonds (USG Corporation Project) Series 1997	8/15 at 100.00	B–	6,009,300
	Remarketed, 5.600%, 8/01/32 (Alternative Minimum Tax)
	Toledo-Lucas County Port Authority, Ohio, Special Assessment Revenue Bonds, Crocker Park Public
	Improvement Project, Series 2003:
1,840	5.250%, 12/01/23	6/15 at 100.00	BB	1,861,344
8,445	5.375%, 12/01/35	12/15 at 100.00	BB	8,499,977
46,680	Total Ohio			43,776,207
	Oregon – 0.3% (0.2% of Total Investments)
1,000	Astoria Hospital Facilities Authority, Oregon, Hospital Revenue and Refunding Bonds, Columbia	No Opt. Call	BBB–	1,066,000
	Memorial Hospital, Series 2012, 5.000%, 8/01/31
730	Port of Saint Helens, Oregon, Pollution Control Revenue Bonds, Boise Cascade Project, Series 1997,	No Opt. Call	N/R	732,146
	5.650%, 12/01/27
1,730	Total Oregon			1,798,146
	Pennsylvania – 5.6% (4.5% of Total Investments)
2,354	Aliquippa Municipal Water Authority, Pennsylvania, Water and Sewer Revenue Bonds,	No Opt. Call	N/R	2,455,759
	Subordinated Series 2013, 5.000%, 5/15/26
1,000	Allegheny County Redevelopment Authority, Pennsylvania, TIF Revenue Bonds, Pittsburg Mills	7/15 at 101.00	N/R	1,015,870
	Project, Series 2004, 5.600%, 7/01/23
3,685	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue	No Opt. Call	Baa2	4,052,616
	Bonds, Series 2012A, 5.000%, 5/01/32
1,700	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue	No Opt. Call	BBB–	1,768,782
	Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35
	(Mandatory put 6/01/20)
4,025	Butler County Industrial Development Authority, Pennsylvania, Revenue Refunding Bonds, AK Steel	No Opt. Call	B–	4,021,860
	Corporation Project, Series 2012-A, 6.250%, 6/01/20 (Alternative Minimum Tax)
1,450	Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Series 2013A,	No Opt. Call	BBB	1,626,247
	5.000%, 7/01/23
2,385	Lebanon County Health Facilities Authority, Pennsylvania, Revenue Bonds, Good Samaritan	5/15 at 100.00	B+	2,386,431
	Hospital Project, Series 2002, 6.000%, 11/15/35
1,000	Montgomery County Industrial Development Authority, Pennsylvania, Mortgage Revenue Bonds,	1/25 at 100.00	N/R	1,017,050
	Whitemarsh Continuing Care Retirement Community Project, Series 2015, 5.000%, 1/01/30
	(WI/DD, Settling 3/12/15)
1,595	Northampton County Industrial Development Authority, Pennsylvania, Revenue Bonds, Morningstar	No Opt. Call	BBB–	1,703,923
	Senior Living, Inc., Series 2012, 5.000%, 7/01/27
4,000	Pennsylvania Economic Development Finance Authority, Solid Waste Disposal Revenue Bonds (USG	6/15 at 100.00	B–	4,000,320
	Corporation Project) Series 1999, 6.000%, 6/01/31 (Alternative Minimum Tax)
750	Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Revenue Bonds,	1/20 at 100.00	BBB	830,910
	Philadelphia Biosolids Facility Project, Series 2009, 6.250%, 1/01/32
4,000	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of	No Opt. Call	AA	4,624,480
	Philadelphia, Series 2006B, 5.000%, 6/01/27 – AGM Insured
1,000	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue	7/17 at 100.00	BB+	1,049,660
	Bonds, Temple University Health System Obligated Group, Series 2007B, 5.500%, 7/01/26
3,000	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue	No Opt. Call	BB+	3,195,840
	Bonds, Temple University Health System Obligated Group, Series 2012B, 6.250%, 7/01/23
2,595	Susquehanna Area Regional Airport Authority, Pennsylvania, Airport System Revenue Bonds,	No Opt. Call	Ba1	2,665,532
	Series 2012C, 3.000%, 1/01/17
34,539	Total Pennsylvania			36,415,280
	Puerto Rico – 1.3% (1.0% of Total Investments)
3,500	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005C, 5.500%,	No Opt. Call	B	3,457,790
	7/01/27 – AMBAC Insured
5,255	University of Puerto Rico, University System Revenue Bonds, Series 2006P, 5.000%, 6/01/15	No Opt. Call	B	4,997,295
8,755	Total Puerto Rico			8,455,085
	Rhode Island – 1.0% (0.8% of Total Investments)
6,000	Rhode Island Health & Educational Building Corporation, Public Schools Financing Program	5/19 at 100.00	A3	6,812,880
	Revenue Bonds, Pooled Series 2009E, 6.000%, 5/15/29 – AGC Insured
	South Carolina – 1.7% (1.4% of Total Investments)
	South Carolina JOBS Economic Development Authority, Hospital Revenue Bonds, Bon Secours
	Health System Obligated Group, Tender Option Bond Trust 1141:
1,500	21.497%, 11/01/27 (IF) (4)	11/22 at 100.00	A	2,494,950
1,010	21.476%, 11/01/28 (IF) (4)	11/22 at 100.00	A	1,662,066
1,255	21.497%, 11/01/29 (IF) (4)	11/22 at 100.00	A	2,038,685
5,000	York County, South Carolina, Celanese, Series 1994, 5.700%, 1/01/24 (Alternative Minimum Tax)	7/15 at 100.00	BB–	5,013,300
8,765	Total South Carolina			11,209,001
	Tennessee – 1.7% (1.3% of Total Investments)
1,210	Chattanooga Health, Educational, and Housing Facility Board, Tennessee, Revenue Refunding	10/15 at 100.00	BBB	1,221,834
	Bonds, CDFI Phase I, LLC Project, Series 2005A, 5.000%, 10/01/25
2,000	Clarksville Natural Gas Acquisition Corporation, Tennessee, Natural Gas Revenue Bonds, Series	No Opt. Call	A	2,296,120
	2006, 5.000%, 12/15/21 – SYNCORA GTY Insured
1,935	Knox County Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue	No Opt. Call	A	2,251,373
	Refunding Bonds, Covenant Health, Series 2012A, 5.000%, 1/01/26
5,000	Knox County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Bonds,	11/24 at 100.00	N/R	5,090,400
	Provision Center for Proton Therapy Project, Series 2014, 5.250%, 5/01/25
10,145	Total Tennessee			10,859,727
	Texas – 9.3% (7.5% of Total Investments)
	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, First Tier
	Series 2006A:
3,780	5.250%, 1/01/24 – SYNCORA GTY Insured	1/17 at 100.00	BBB–	3,915,135
275	5.000%, 1/01/34 – SYNCORA GTY Insured	1/17 at 100.00	BBB–	279,925
7,000	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, Second Tier	1/17 at 100.00	BB	7,217,840
	Series 2006B, 5.750%, 1/01/24
	Austin, Texas, Estancia Hill Country Public Improvement District, Area 1 Special Assessment
	Revenue Bonds, Series 2013:
1,695	4.500%, 11/01/18	No Opt. Call	N/R	1,762,020
1,500	6.000%, 11/01/28	11/23 at 100.00	N/R	1,614,165
645	Bexar County, Texas, Health Facilities Development Corporation Revenue Bonds, Army Retirement	7/17 at 100.00	BBB	671,516
	Residence, Series 2007, 5.000%, 7/01/27
2,095	Board of Managers, Joint Guadalupe County – Seguin City Hospital, Texas, FHA Insured Hospital	8/18 at 100.00	Baa3	2,257,258
	Mortgage Revenue Bonds, Guadalupe Regional Medical Center Project, Series 2007,
	5.500%, 8/15/36
2,000	Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Tender Option Bond Trust 3307,	No Opt. Call	AA+	4,896,600
	24.058%, 12/01/26 – AMBAC Insured (IF) (4)
2,000	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo	10/22 at 100.00	BB	2,111,160
	Petroleum Corporation Project, Series 1995, 4.875%, 5/01/25 (Alternative Minimum Tax)
	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Refunding Bonds,
	Young Men’s Christian Association of the Greater Houston Area, Series 2013A:
330	5.000%, 6/01/18	No Opt. Call	Baa3	361,512
1,500	5.000%, 6/01/20	No Opt. Call	Baa3	1,686,435
535	5.000%, 6/01/21	No Opt. Call	Baa3	604,202
855	5.000%, 6/01/22	No Opt. Call	Baa3	971,323
915	5.000%, 6/01/23	No Opt. Call	Baa3	1,044,994
1,500	Health Facilities Development District of Central Texas, Revenue Bonds, Legacy at Willow Bend	11/16 at 100.00	N/R	1,529,910
	Project, Series 2006A, 5.625%, 11/01/26
200	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds, Southwest	No Opt. Call	BBB	232,706
	Airlines Company – Love Field Modernization Program Project, Series 2012, 5.000%, 11/01/21
	(Alternative Minimum Tax)
1,000	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue	4/24 at 100.00	BBB–	1,086,920
	Bonds, CHF-Collegiate Housing Corpus Christi I, L.L.C.-Texas A&M University-Corpus Christi
	Project, Series 2014A, 5.000%, 4/01/34
1,250	Port Corpus Christi Authority, Nueces County, Texas, Pollution Control Revenue Bonds, Celanese	5/15 at 100.00	BB–	1,254,362
	Project, Refunding Series 2002B, 6.700%, 11/01/30 (Alternative Minimum Tax)
1,500	Red River Authority, Texas, Pollution Control Revenue Bonds, AEP Texas North Company, Public	No Opt. Call	AA–	1,658,310
	Service Company of Oklahoma and AEP Texas Central Company Oklaunion Project, Refunding
	Series 2007, 4.450%, 6/01/20 – NPFG Insured
2,680	San Antonio Public Facilities Corporation, Texas, Improvement and Refunding Lease Revenue	No Opt. Call	AA+	4,700,720
	Bonds, Convention Center Refinancing and Expansion Project, Tender Option Bond Trust 4281,
	22.945%, 9/15/20 (IF) (4)
	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue
	Bonds, Scott & White Healthcare Project, Tender Option Bond Trust 1149:
100	22.090%, 8/15/22 (IF) (4)	No Opt. Call	AA–	193,565
155	21.884%, 8/15/24 (IF) (4)	8/23 at 100.00	AA–	297,064
200	22.090%, 8/15/26 (IF) (4)	8/23 at 100.00	AA–	365,750
170	21.843%, 8/15/27 (IF) (4)	8/23 at 100.00	AA–	302,977
	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Senior Lien
	Series 2008D:
700	5.625%, 12/15/17	No Opt. Call	A–	755,321
9,645	6.250%, 12/15/26	No Opt. Call	A–	12,031,269
5,000	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series	No Opt. Call	A3	5,857,450
	2012, 5.000%, 12/15/22
1,190	Westlake, Texas, Special Assessment Revenue Bonds, Solana Public Improvement District, Series	9/25 at 100.00	N/R	1,173,602
	2015, 6.125%, 9/01/35
50,415	Total Texas			60,834,011
	Utah – 1.0% (0.8% of Total Investments)
6,000	Salt Lake County, Utah, Research Facility Revenue Bonds, Huntsman Cancer Foundation, Series	12/18 at 100.00	N/R	6,443,460
	2013A-1, 5.000%, 12/01/33 (Mandatory put 12/15/20)
	Vermont – 0.6% (0.5% of Total Investments)
3,600	Vermont Economic Development Authority, Solid Waste Disposal Revenue Bonds, Casella Waste	No Opt. Call	B+	3,677,688
	Systems, Inc. Project, Series 2013, 4.750%, 4/01/36 (Mandatory put 4/02/18) (Alternative
	Minimum Tax)
	Virgin Islands – 2.6% (2.1% of Total Investments)
	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2012A:
6,000	4.000%, 10/01/22	No Opt. Call	BBB+	6,335,280
2,500	5.000%, 10/01/32 – AGM Insured	No Opt. Call	AA	2,853,650
2,000	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien	10/20 at 100.00	BBB	2,253,920
	Series 2010A, 5.000%, 10/01/25
5,000	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project,	10/19 at 100.00	Baa3	5,738,800
	Series 2009A, 6.750%, 10/01/37
15,500	Total Virgin Islands			17,181,650
	Virginia – 3.5% (2.8% of Total Investments)
	Dulles Town Center Community Development Authority, Loudon County, Virginia Special Assessment
	Refunding Bonds, Dulles Town Center Project, Series 2012:
1,265	4.000%, 3/01/20	No Opt. Call	N/R	1,282,495
1,000	5.000%, 3/01/21	No Opt. Call	N/R	1,061,290
1,410	5.000%, 3/01/22	No Opt. Call	N/R	1,499,803
	Fairfax County Industrial Development Authority, Virginia, Healthcare Revenue Bonds, Inova Health
	System, Tender Option Bond Trust 3309:
1,800	22.933%, 5/15/20 (IF) (4)	No Opt. Call	AA+	3,203,820
120	22.933%, 5/15/20 (IF) (4)	No Opt. Call	AA+	209,490
400	17.901%, 5/15/20 (IF) (4)	No Opt. Call	AA+	526,160
2,615	Giles County Industrial Development Authority, Virginia, Exempt Facility Revenue Bonds, Hoechst	5/15 at 100.00	BB–	2,623,577
	Celanese Project, Series 1996, 6.450%, 5/01/26
2,255	Peninsula Town Center Community Development Authority, Virginia, Special Obligation Bonds,	No Opt. Call	N/R	2,455,785
	Series 2007, 5.800%, 9/01/17
1,000	Roanoke Economic Development Authority, Virginia, Residential Care Facility Mortgage Revenue	No Opt. Call	N/R	1,012,760
	Refunding Bonds, Virginia Lutheran Homes Brandon Oaks Project, Series 2012, 5.000%, 12/01/32
	Route 460 Funding Corporation, Virginia, Toll Road Revenue Bonds, Series 2012B:
90	0.000%, 7/01/24	No Opt. Call	BBB–	61,934
465	0.000%, 7/01/25	No Opt. Call	BBB–	303,115
1,600	0.000%, 7/01/26	No Opt. Call	BBB–	986,368
2,515	0.000%, 7/01/27	No Opt. Call	BBB–	1,459,907
2,220	0.000%, 7/01/28	No Opt. Call	BBB–	1,221,888
	Virginia Gateway Community Development Authority, Prince William County, Virginia, Special
	Assessment Refunding Bonds, Series 2012:
695	5.000%, 3/01/25	No Opt. Call	N/R	734,469
730	4.500%, 3/01/29	No Opt. Call	N/R	728,496
1,505	5.000%, 3/01/30	No Opt. Call	N/R	1,571,702
1,500	Virginia Small Business Financing Authority, Revenue Bonds, Hampton University, Refunding Series	No Opt. Call	A–	1,774,050
	2014, 5.000%, 10/01/23
23,185	Total Virginia			22,717,109
	Washington – 2.0% (1.6% of Total Investments)
1,135	Energy Northwest, Washington, Wind Project Revenue Bonds, Refunding Series 2015,	No Opt. Call	A2	1,359,026
	5.000%, 7/01/25
550	Tacoma Consolidated Local Improvement District 65, Washington, Special Assessment Bonds,	4/15 at 100.00	N/R	550,633
	Series 2013, 5.750%, 4/01/43
2,000	Washington State Health Care Facilities Authority, Revenue Bonds, Group Health Cooperative of	12/16 at 100.00	BBB	2,098,340
	Puget Sound, Series 2006, 5.000%, 12/01/24 – RAAI Insured
	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Mirabella
	Project, Series 2012A:
4,300	6.000%, 10/01/22	No Opt. Call	N/R	4,795,704
2,135	6.500%, 10/01/32	No Opt. Call	N/R	2,335,178
	Washington State Housing Finance Commission, Non-Profit Revenue Bonds, Emerald Heights
	Project, Refunding 2013:
1,000	5.000%, 7/01/21	No Opt. Call	A–	1,127,060
1,000	5.000%, 7/01/23	No Opt. Call	A–	1,128,540
12,120	Total Washington			13,394,481
	Wisconsin – 2.4% (2.0% of Total Investments)
1,740	Green Bay Redevelopment Authority, Wisconsin, Industrial Development Revenue Bonds, Fort	No Opt. Call	N/R	1,955,969
	James Project, Series 1999, 5.600%, 5/01/19 (Alternative Minimum Tax)
	Oneida Tribe of Indians of Wisconsin, Retail Sales Revenue Bonds, Series 2011-144A:
4,580	5.500%, 2/01/21	No Opt. Call	AA–	5,215,521
350	6.500%, 2/01/31	2/19 at 102.00	AA–	411,316
	Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, Cottonwood Classical
	Preparatory School in Albuquerque, New Mexico, Series 2012A:
1,200	5.250%, 12/01/22	No Opt. Call	N/R	1,228,308
1,610	6.000%, 12/01/32	No Opt. Call	N/R	1,645,855
840	Public Finance Authority of Wisconsin, Revenue Bonds, Roseman University of Health Sciences,	No Opt. Call	BB–	903,697
	Series 2012, 5.000%, 4/01/22
3,220	Public Finance Authority, Wisconsin, Senior Airport Facilities Revenue and Refunding Bonds, TRIPS	No Opt. Call	BBB	3,563,252
	Obligated Group, Series 2012B, 5.000%, 7/01/22 (Alternative Minimum Tax)
	University of Wisconsin Hospitals and Clinics Authority, Revenue Bonds, Tender Option Bond
	Trust 4287:
50	21.304%, 4/01/20 (IF) (4)	No Opt. Call	Aa3	97,050
100	22.163%, 10/01/20 (IF) (4)	No Opt. Call	Aa3	204,625
185	21.757%, 10/01/20 (IF) (4)	No Opt. Call	Aa3	359,466
100	22.163%, 10/01/20 (IF) (4)	No Opt. Call	Aa3	188,570
250	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit Health System, Inc.,	4/20 at 100.00	A–	266,690
	Series 2010B, 5.000%, 4/01/30
14,225	Total Wisconsin			16,040,319
	Wyoming – 0.1% (0.1% of Total Investments)
595	Sweetwater County, Wyoming, Solid Waste Disposal Revenue Bonds, FMC Corporation, Series	12/15 at 100.00	BBB+	614,117
	2005, 5.600%, 12/01/35 (Alternative Minimum Tax)
$ 758,594	Total Long-Term Investments (cost $800,825,184)			811,549,548

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 0.2% (0.2% of Total Investments)

	MUNICIPAL BONDS – 0.2% (0.2% of Total Investments)

	California – 0.2% (0.2% of Total Investments)
$ 1,160	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	No Opt. Call	N/R	$ 1,169,895
	Health System, Series 2014A, 6.000%, 7/10/15 (7)
110	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	No Opt. Call	N/R	110,938
	Health System, Series 2014B, 6.000%, 7/10/15 (7)
170	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	No Opt. Call	N/R	171,450
	Health System, Series 2014C, 6.000%, 7/10/15 (7)
$ 1,440	Total Short-Term Investments (cost $1,440,000)			1,452,283
	Total Investments (cost $802,265,184) – 124.4%			813,001,831
	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value – (26.8)% (8)			(175,000,000)
	Other Assets Less Liabilities – 2.4% (9)			15,367,433
	Net Assets Applicable to Common Shares – 100%			$ 653,369,264

Investments in Derivatives as of February 28, 2015
Interest Rate Swaps outstanding:
		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (10)	Date	(Depreciation)
JPMorgan	$ 72,000,000	Receive	Weekly USD-SIFMA	2.580%	Quarterly	6/12/15	6/12/25	$(5,603,347)
JPMorgan	33,100,000	Receive	Weekly USD-SIFMA	2.738	Quarterly	8/24/15	8/24/29	(3,010,396)
	$105,100,000							$(8,613,743)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$811,549,548	$ —	$811,549,548
Short-Term Investments:
Municipal Bonds	—	—	1,452,283	1,452,283
Investments in Derivatives:
Interest Rate Swaps*	—	(8,613,743)	—	(8,613,743)
Total	$ —	$802,935,805	$1,452,283	$804,388,088
* Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of February 28, 2015, the cost of investments (excluding investments in derivatives) was $801,709,688.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of February 28, 2015, were as follows:

Gross unrealized:
Appreciation	$ 21,978,453
Depreciation	(10,686,310)
Net unrealized appreciation (depreciation) of investments	$ 11,292,143

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives and/or inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(6)	As of, or subsequent to, the end of the reporting period this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the
Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.
(7)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the
Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(8)	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 21.5%.
(9)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the counter derivatives as well as the exchange-cleared and exchange-traded derivatives, when applicable.
(10)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.
(IF)	Inverse floating rate investment.
(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
USD-SIFMA	United States Dollar-Securities Industry and Financial Markets Association.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Intermediate Duration Municipal Term Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         April 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         April 29, 2015

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         April 29, 2015